1290 SmartBeta Equity Fund Performance Management - 1290 SmartBeta Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one, five and ten years through December 31, 2025, compared to the returns of a broad-based securities market index.Past performance (before and after taxes) is not an indication of future performance.Prior to January 1, 2018, the Fund did not integrate ESG filters into its portfolio construction process.The performance results shown in the bar chart do not reflect any sales charges or account fees, which would reduce the performance results.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one, five and ten years through December 31, 2025, compared to the returns of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The performance results shown in the bar chart do not reflect any sales charges or account fees, which would reduce the performance results.
Bar Chart [Heading]	Calendar Year Annual Total Returns — Class I
Bar Chart Closing [Text Block]	Best quarter (% and time period)15.36%2020 2nd QuarterWorst quarter (% and time period)-18.34%2020 1st Quarter
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown only for Class I shares. After-tax returns for other Classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I shares. After-tax returns for other Classes may vary.
Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter (% and time period)
Highest Quarterly Return	15.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter (% and time period)
Lowest Quarterly Return	(18.34%)
Lowest Quarterly Return, Date	Mar. 31, 2020